CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2026
CAPITAL AND RESERVES
CAPITAL AND RESERVES

23CAPITAL AND RESERVES

(a)	Share capital and share premium

As of June 30, 2026, analysis of the Company’s issued shares was as follows:

	Number of	Share capital of	Number of	Share capital of
	Class A	Class A	Class B	Class B
	ordinary shares	ordinary shares	ordinary shares	ordinary shares
		RMB’000		RMB’000
As of January 1/June 30, 2026	972,508,041	69	54,814,423	4

Notes:

(i)	For the six months ended June 30, 2026, the Company used 1,915,725 Class A ordinary shares to settle vested RSUs held by certain employees, with par value of US$0.00001 each, all of which were used from the 75,000,000 Class A ordinary shares issued to the share depositary bank.
(ii)	For the six months ended June 30, 2026, the Company used 3,850,311 Class A ordinary shares for the exercise of vested share options held by certain employees, with par value of US$0.00001 each, all of which were used from the 75,000,000 Class A ordinary shares issued to the share depositary bank. The Company received proceeds amounting to RMB21.0 million from issuance of Class A ordinary shares for the exercise of vested share options.
(iii)	In 2025, the Company issued 75,000,000 Class A ordinary shares to its share depositary bank to be used for the settlement of vested RSUs and exercise of vested share options, which were recorded as treasury shares. These shares have been excluded from the computation of loss per ordinary share until they are used for the settlement of vested RSUs and exercise of vested share options. No consideration was received by the Company for this issuance of ordinary shares. As of June 30, 2026, 34,788,501 and 17,922,804 Class A ordinary shares had been used for the aforesaid settlement of vested RSUs and exercise of vested share options, respectively.

23CAPITAL AND RESERVES (CONTINUED)

(b)	Treasury shares

On March 23, 2026, the Board of Directors authorized a share repurchase program (the “2026 Share Repurchase Program”), under which the Company may repurchase up to US$100 million of its Class A ordinary shares (including in the form of ADS) over the next 12 months.

For the six months ended June 30, 2026, the Company repurchased 13,006,299 and 27,447,800 Class A ordinary shares from the Nasdaq Stock Market and HKEX at market prices, respectively. The repurchase consideration was settled in USD or HKD, equalling RMB684.8 million, which was recorded as treasury shares.

As of June 30, 2026, the number of Class A ordinary shares reserved for the settlement of vested RSUs and exercise of vested share options, as mentioned in note 23(a) (iii), was 22,288,695.

(c)	Nature and purpose of reserves

The movement of reserves and accumulated losses of the Group was set out as below:

	Share-based
	compensation	Translation	Other	Accumulated
	reserve	reserve	reserves	losses
	RMB’000	RMB’000	RMB’000	RMB’000

As of January 1, 2026	2,523,287	(318,313)	1,018,848	(10,286,252)
Loss for the period	—	—	—	(789,750)
Foreign currency translation adjustment, net of nil income taxes	—	(172,106)	—	—
Share-based compensation expenses	119,210	—	—	—

As of June 30, 2026	2,642,497	(490,419)	1,018,848	(11,076,002)

(i)Share-based compensation reserve

The share-based compensation reserve represents the portion of the grant date fair value of share options or restricted share units granted to the key management officers, employees and non-employees that has been recognized as share-based compensation expenses.

(ii)Translation reserve

The exchange reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)Other reserves

Other reserves represent the differences arising from the exercise of warrant liabilities measured at FVTPL to convertible redeemable preferred shares which are measured at present value of redemption amounts or non-redeemable preferred shares which are classified as equity, before the Company’s IPO.

(d)	Dividends

No dividends have been declared or paid by the Company or the companies comprising the Group to its shareholders for the six months ended June 30, 2025 and 2026, respectively.